Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 676,464	¥ 956,478	¥ 282,751
Income tax expense	¥ 161,389	¥ 251,402	¥ 51,768
Effective income tax rate	23.90%	26.30%	18.30%
Effective statutory tax rate in Japan	30.60%	30.60%	30.60%
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures-net	(4.50%)	0.10%	18.90%
Non-Japanese earnings	(2.20%)	(1.60%)	(4.40%)
Nontaxable dividends received	(1.30%)	(0.70%)	(3.30%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.60%)	(0.50%)	(20.00%)
Tax impact of share of post-tax profit in associates and joint ventures	0.50%	(1.20%)	(2.60%)
Tax impact of impairment losses of goodwill		1.40%
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable			(2.40%)
Others-net	1.40%	(1.80%)	1.50%
Effective income tax rate	23.90%	26.30%	18.30%